Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005942
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	PFT
Document Creation Date	dei_DocumentCreationDate	Jul. 26, 2018
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2018
Prospectus Date	rr_ProspectusDate	Dec. 30, 2017
Putnam Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Putnam Emerging Markets Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.93%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.88%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.06%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.28%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 698
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,769
Putnam Emerging Markets Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.93%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.88%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.81%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.03%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 706
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,097
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,615
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,901
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	797
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,415
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,901
Putnam Emerging Markets Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.93%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.88%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.81%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.03%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 306
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	797
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,415
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,081
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	797
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,415
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,081
Putnam Emerging Markets Equity Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.93%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.88%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.56%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.78%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 525
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,047
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,088
Putnam Emerging Markets Equity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.93%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.88%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.31%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.53%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	647
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,164
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,586
Putnam Emerging Markets Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.93%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.68%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.61%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.83%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	432
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	802
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,845
Putnam Emerging Markets Equity Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.93%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.88%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.06%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.28%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 377
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	806
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,261
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,519
Putnam Emerging Markets Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.93%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.88%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.81%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.03%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	494
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,062

[1]	Management fees are subject to a performance adjustment. The fund's base management fee is subject to adjustment, up or down, based on the fund's performance relative to the performance of the MSCI Emerging Markets Index (ND). For the most recent fiscal year, the fund's management fee prior to any performance adjustment was 0.92%.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through December 30, 2019. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[3]	Restated to reflect current fees.
[4]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, restated to reflect the lower investor servicing fees applicable to class R6 shares.
[5]	Other expenses are based on expenses of class A shares for the fund's last fiscal year.